PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	214,992	30,752	4,331
Amounts due from subsidiaries	12,534,774	13,043,055	1,837,076
Prepaid expenses and other current assets	6,910	2,778	391
Total current assets	12,756,676	13,076,585	1,841,798

Non-current assets:
Investments in subsidiaries and VIE	(5,736,325)	(2,926,400)	(412,175)
Other non-current assets	—	—	—
Total non-current assets	(5,736,325)	(2,926,400)	(412,175)

Total assets	7,020,351	10,150,185	1,429,623

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	247,743	309,318	43,567
Accrued expenses and other current liabilities	111,525	10,108	1,425
Convertible senior notes	—	—	—
Payable for equity litigants settlement	33,796	116,314	16,382
Total current liabilities	393,064	435,740	61,374
Total liabilities	393,064	435,740	61,374

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed balance sheets (continued)

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31,2022 and 2023, respectively)	1,578,040	1,578,040	222,262
Total Mezzanine equity	1,578,040	1,578,040	222,262

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value;19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2022 and 2023, respectively, 2,079,801,956 and 2,093,280,340 issued and outstanding as of December 31, 2022 and 2023, respectively)	23	23	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2022 and 2023, respectively)	2	2	0
Additional paid-in capital	16,073,063	16,445,195	2,316,257
Accumulated deficit	(11,421,145)	(8,705,759)	(1,226,181)
Accumulated other comprehensive income	397,304	396,944	55,908
Total shareholders’ equity	5,049,247	8,136,405	1,145,987

Total liabilities and shareholders’ equity	7,020,351	10,150,185	1,429,623

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of comprehensive income

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

General and administrative expenses	(85,567)	(39,773)	(46,722)	(6,581)
Sales and marketing expenses	—	—	(566)	(80)
Losses and expenses related to Fabricated Transactions and restructuring	(246,410)	(69,233)	32,422	4,567
Foreign exchange loss	(138)	(8,817)	3,320	468
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	—	(6,381)	—	—
Share of (losses)/income from subsidiaries and VIE	(40,522)	791,186	2,949,195	415,385
Gain from extinguishment of Series B Senior Secured Notes	—	124,139	—	—
Interest income	296	576	2,476	349
Other (expense)/income	(4,784)	—	—	—
Interest and financing expenses	(35,490)	(23,484)	—	—
Provision for SEC settlement	1,146,474	—	—	—
Provision for equity litigants settlement	(155,314)	(279,967)	(92,192)	(12,985)
Net income before income taxes	578,545	488,246	2,847,933	401,123
Net income	578,545	488,246	2,847,933	401,123
Net income attributable to the Company’s ordinary shareholders	578,545	488,246	2,847,933	401,123

Net income	578,545	488,246	2,847,933	401,123
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	102,802	(69,552)	(360)	(51)
Total comprehensive income	681,347	418,694	2,847,573	401,072

21.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of cash flows

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	1,383,630	(587,039)	(184,240)	(25,950)
Net cash (used in)/provided by investing activities	—	—	—	—
Net cash provided by/(used in) financing activities	1,514,660	(2,276,260)	—	—
Net (decrease)/increase in cash and cash equivalents	2,898,290	(2,863,299)	(184,240)	(25,950)
Cash and cash equivalents at beginning of the years	180,001	3,078,291	214,992	30,281
Cash and cash equivalents at end of the years	3,078,291	214,992	30,752	4,331

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and the VIE” and their respective profit or loss as “Share of loss in subsidiaries and the VIE” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support. If the subsidiary or VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net loss not recognized during the period the equity method was suspended.

The subsidiaries and VIE did not pay any dividends to the Company for the years presented.